Segment Information - Additional Information (Detail) - Segment	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Segment Reporting Information [Line Items]
Number of operating segments	7	7	7
Sales Revenue, Segment [Member] | Product Concentration Risk [Member]
Segment Reporting Information [Line Items]
Quantitative threshold	10.00%